GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET
Research and Development Expense	$ 85,532	$ 78,222	$ 105,145
Intangible Assets Controlled by Entity but not Recognised	$ 48,584	$ 41,690	$ 23,180